Schedule II: Valuation and Qualifying Accounts	12 Months Ended
Jan. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule II: Valuation and Qualifying Accounts

Schedule II: Valuation and Qualifying Accounts

		Additions
(in thousands)	Balance at Beginning of Period	Charges to Costs and Expenses	Charges to Other Accounts	Deductions	Balance at End of Period
Allowance for customer receivables:
Fiscal year ended January 31, 2012	$8,628	$391	$—	$(878)	$8,141
Fiscal year ended January 31, 2013	8,141	1,763	—	(2,688)	7,216
Fiscal year ended January 31, 2014	7,216	1,101	—	(836)	7,481
Valuation allowance for deferred tax asset:
Fiscal year ended January 31, 2012	$5,865	$5,219	$—	$—	$11,084
Fiscal year ended January 31, 2013	11,084	16	—	(1,746)	9,354
Fiscal year ended January 31, 2014	9,354	51,411	12,683	(961)	72,487
Allowance for inventory:
Fiscal year ended January 31, 2012	$3,640	$436	$—	$(1,484)	$2,592
Fiscal year ended January 31, 2013	2,592	767	—	(294)	3,065
Fiscal year ended January 31, 2014	3,065	1,027	—	(1,680)	2,412